Overseas SMA Completion Portfolio
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Overseas SMA Completion Portfolio, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.0%
Issuer	Shares	Value ($)
Australia 4.4%
Northern Star Resources Ltd.	19,044	258,974
France 1.6%
Eiffage SA	693	95,319
Germany 5.4%
Duerr AG	2,644	68,853
E.ON SE	9,285	162,730
KION Group AG	1,844	85,852
Total		317,435
Greece 5.3%
Piraeus Financial Holdings SA	46,622	310,590
Hong Kong 2.1%
BOC Hong Kong Holdings Ltd.	9,500	39,952
WH Group Ltd.	89,000	81,859
Total		121,811
Ireland 2.6%
Bank of Ireland Group PLC	11,310	155,273
Israel 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	16,981	26,528
Italy 1.0%
Buzzi SpA	1,164	59,885
Japan 38.3%
Dai-ichi Life Holdings, Inc.	22,000	171,721
Daiwabo Holdings Co., Ltd.	8,900	149,935
Iyogin Holdings, Inc.	5,600	61,002
Kinden Corp.	4,400	119,007
Macnica Holdings, Inc.	8,700	114,999
MatsukiyoCocokara & Co.	6,100	123,024
Mebuki Financial Group, Inc.	39,500	194,618
Medipal Holdings Corp.	7,300	114,165
Nippon Television Holdings, Inc.	5,100	115,415
Sankyo Co., Ltd.	15,300	266,848
Sanwa Holdings Corp.	3,500	120,495
Shimamura Co., Ltd.	3,400	235,613
Ship Healthcare Holdings, Inc.	4,400	56,847
Common Stocks (continued)
Issuer	Shares	Value ($)
Sundrug Co., Ltd.	2,400	74,736
Tokyo Tatemono Co., Ltd.	8,800	155,863
TOPPAN Holdings, Inc.	7,100	188,532
Total		2,262,820
Netherlands 5.6%
ASR Nederland NV	5,143	329,786
Norway 2.5%
Leroy Seafood Group ASA	33,287	145,361
Portugal 5.5%
Banco Comercial Portugues SA	417,719	325,843
Singapore 2.2%
Venture Corp., Ltd.	15,000	128,574
South Korea 1.2%
Youngone Corp.	1,617	71,047
United Arab Emirates 3.7%
Emaar Properties PJSC	60,283	215,871
United Kingdom 13.2%
BT Group PLC	86,546	209,542
DCC PLC	1,765	110,341
JD Sports Fashion PLC	73,027	82,822
Just Group PLC	89,299	180,267
TP Icap Group PLC	55,976	197,850
Total		780,822
Total Common Stocks (Cost $3,996,190)		5,605,939

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(a),(b)	279,440	279,356
Total Money Market Funds (Cost $279,355)		279,356
Total Investments in Securities (Cost $4,275,545)		5,885,295
Other Assets & Liabilities, Net		14,101
Net Assets		$5,899,396

Overseas SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Overseas SMA Completion Portfolio, May 31, 2025 (Unaudited)
At May 31, 2025, securities and/or cash totaling $10,556 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	2	06/2025	USD	260,450	795	—
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	148,498	1,860,479	(1,729,610)	(11)	279,356	4	4,225	279,440
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Overseas SMA Completion Portfolio  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT307_08_R01_(07/25)